Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and Cash Equivalents	Note 4 – Cash and Cash Equivalents:
	December 31
	2025	2024
	NIS in thousands

Cash	45,228	17,771
Short term deposits	1,238	60,547
	46,466	78,318
All cash is held in NIS